Content Assets, Net	12 Months Ended
Dec. 31, 2024
Content Assets, Net [Abstract]
CONTENT ASSETS, NET

8. CONTENT ASSETS, NET

Content assets were comprised current content assets and non-current content assets. The useful lives of current content assets were below 12 months, while the useful lives of non-current content assets were ranged between 18 months and 36 months.

Current content assets was comprise of the following:

	December 31,	December 31,
	2024	2023
Produced contents
- in development and production	$321,600	$-
- released	3,449,400	-
Copyrights	1,691,700	-
	5,462,700	-
Less: accumulated amortization	(3,892,900)	-
Less: accumulated impairment	(3,000)
Total	$1,566,800	$-

Non-current content assets was comprise of the following:

	December 31,	December 31,
	2024	2023
Produced contents	$581,000	$-
Copyrights	313,000	-
	894,000	-
Less: accumulated amortization	(710,200)	-
Total	$183,800	$-

The following is a schedule, by fiscal years, of amortization amount of content asset as of December 31, 2024:

For the year ending December 31, 2025	$1,566,800
For the year ending December 31, 2026	183,800
Total	$1,730,600

For the year ended December 31, 2024, the Company recorded amortization expenses of $4,599,000 on content assets. In addition, for the year ended December 31, 2024, the Company provided impairment of $3,000 on production contents in development and production, as our customers defaulted in acceptance of the products. The Company did not record amortization expenses for the years ended December 31, 2023 and 2022, respectively, on content assets.